Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

November 7, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Active ETFs, Inc.
- AB US Low Volatility Equity ETF
- AB US High Dividend ETF
- AB Disruptors ETF
File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 1 (“PEA No. 1”) under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Active ETFs, Inc. (the “Registrant”). We are making this filing to register three new series of the Registrant, AB US Low Volatility Equity ETF, AB US High Dividend ETF and AB Disruptors ETF.

Please direct any comments or questions to Paul M. Miller, Alexandra K. Alberstadt or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lauren A. Michnick
Lauren A. Michnick

Attachment

cc:	Paul M. Miller
Alexandra K. Alberstadt